UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22078

Master Trust

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, NY 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.
UBS Global Asset Management
1285 Avenue of the Americas, 12th Floor
New York, NY 10019-6028
(Name and address of agent for service)

Copy to:
Jack W. Murphy, Esq.
Dechert LLP
1775 I Street, N.W.
Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: April 30

Date of reporting period: October 31, 2011

Item 1. Reports to Stockholders.

Money Market Funds

Prime Master Fund Treasury Master Fund Tax-Free Master Fund
Semiannual Report October 31, 2011

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—24.47%

Federal Farm Credit Bank
0.140%, due 11/01/11[1]	$100,000,000	$99,989,381

0.190%, due 11/01/11[1]	80,000,000	80,044,487

0.210%, due 11/01/11[1]	50,000,000	50,005,279

0.310%, due 12/27/11[2]	48,000,000	47,976,853

0.320%, due 01/06/12[2]	42,000,000	41,975,360

0.250%, due 01/12/12[1]	82,000,000	81,995,102

Federal Home Loan Bank
0.150%, due 11/01/11[1]	100,000,000	100,002,160

0.210%, due 11/01/11[1]	200,000,000	200,000,000

0.280%, due 11/01/11[1]	207,000,000	207,000,000

0.300%, due 11/08/11	96,500,000	96,499,907

0.260%, due 11/22/11	170,000,000	169,997,066

0.260%, due 11/23/11	57,000,000	56,998,590

0.300%, due 11/23/11	105,850,000	105,847,778

0.300%, due 12/15/11[1]	102,000,000	102,000,000

0.290%, due 12/16/11[1]	89,000,000	89,000,000

0.280%, due 01/12/12[1]	240,000,000	240,000,000

1.375%, due 06/08/12	127,840,000	128,691,045

0.250%, due 07/16/12	250,000,000	250,118,991

0.330%, due 07/16/12	100,000,000	100,039,323

0.230%, due 08/24/12	248,750,000	248,804,505

0.330%, due 11/08/12	50,000,000	50,000,000

Federal Home Loan Mortgage Corp.*
0.260%, due 11/01/11[1]	122,000,000	122,058,800

0.191%, due 11/06/11[1]	265,000,000	264,837,611

Federal National Mortgage Association *
2.000%, due 01/09/12	157,501,000	158,022,315

US Treasury Notes
4.500%, due 11/30/11	100,000,000	100,335,371

1.000%, due 12/31/11	92,500,000	92,615,760

1.375%, due 02/15/12	75,000,000	75,221,579

4.625%, due 02/29/12	200,000,000	202,824,894

4.500%, due 03/31/12	223,000,000	226,894,392

		1

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government and agency obligations—(concluded)

US Treasury Notes—(concluded)
0.750%, due 05/31/12	$268,000,000	$268,831,678

1.375%, due 11/15/12	125,000,000	126,557,013

Total US government and agency obligations
(cost—$4,185,185,240)		4,185,185,240

Bank note—2.04%

Banking-US—2.04%

Bank of America N.A.
0.250%, due 11/18/11 (cost—$350,000,000)	350,000,000	350,000,000

Time deposits—4.93%

Banking-non-US—4.93%

Societe Generale, Cayman Islands
0.150%, due 11/01/11	344,000,000	344,000,000

Svenska Handelsbanken, Cayman Islands
0.080%, due 11/01/11	500,000,000	500,000,000

Total time deposits (cost—$844,000,000)		844,000,000

Certificates of deposit—16.33%

Banking-non-US—16.33%

Abbey National Treasury Services PLC
0.705%, due 01/18/12[1]	275,000,000	275,000,000

Bank of Tokyo-Mitsubishi UFJ Ltd.
0.200%, due 11/14/11	200,000,000	200,000,000

Credit Suisse First Boston
0.190%, due 11/07/11	200,000,000	200,000,000

0.420%, due 01/25/12	250,000,000	250,000,000

National Australia Bank Ltd.
0.421%, due 01/17/12[1]	217,500,000	217,500,000

Natixis
0.518%, due 11/07/11[1]	261,000,000	261,000,000

Nordea Bank Finland
0.400%, due 06/12/12	250,000,000	250,000,000

Royal Bank of Canada
0.250%, due 11/01/11[1]	95,000,000	95,000,000

0.265%, due 11/01/11[1]	100,000,000	100,000,000

2

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Certificates of deposit—(concluded)

Banking-non-US—(concluded)

Skandinaviska Enskilda Banken AB
0.120%, due 11/03/11	$350,000,000	$350,000,000

Sumitomo Mitsui Banking Corp.
0.150%, due 11/02/11	100,000,000	100,000,000

0.150%, due 11/03/11	400,000,000	400,000,000

Westpac Banking Corp.
0.260%, due 11/01/11[1]	95,000,000	95,000,000

Total certificates of deposit (cost—$2,793,500,000)		2,793,500,000

Commercial paper[2]—40.80%

Asset backed-banking—2.63%

Atlantis One Funding
0.200%, due 11/14/11	250,000,000	249,981,945

0.250%, due 11/29/11	200,000,000	199,961,111

		449,943,056

Asset backed-miscellaneous—20.56%

Amsterdam Funding Corp.
0.280%, due 11/14/11	100,000,000	99,989,889

0.330%, due 12/05/11	114,400,000	114,364,345

0.270%, due 12/07/11	50,000,000	49,986,500

Atlantic Asset Securitization LLC
0.480%, due 11/01/11	225,000,000	225,000,000

0.550%, due 11/07/11	250,000,000	249,977,083

0.900%, due 11/16/11	250,000,000	249,906,250

Barton Capital LLC
0.450%, due 11/01/11	200,000,000	200,000,000

0.730%, due 11/18/11	263,000,000	262,909,338

0.730%, due 11/30/11	220,000,000	219,870,628

Bryant Park Funding LLC
0.180%, due 11/21/11	125,479,000	125,466,452

Chariot Funding LLC
0.140%, due 11/01/11	120,000,000	120,000,000

0.170%, due 12/06/11	150,000,000	149,975,208

0.210%, due 12/20/11	155,060,000	155,015,679

		3

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(continued)

Asset backed-miscellaneous—(concluded)

Gotham Funding Corp.
0.220%, due 11/01/11	$100,000,000	$100,000,000

0.350%, due 01/19/12	150,000,000	149,884,792

0.350%, due 01/20/12	50,000,000	49,961,111

Liberty Street Funding LLC
0.230%, due 12/06/11	100,000,000	99,977,639

LMA Americas LLC
0.750%, due 11/03/11	200,000,000	199,991,667

0.900%, due 11/30/11	195,000,000	194,858,625

0.870%, due 12/01/11	120,000,000	119,913,000

Thames Asset Global Securitization No. 1
0.250%, due 11/09/11	255,000,000	254,985,833

Windmill Funding Corp.
0.250%, due 11/14/11	50,000,000	49,995,486

0.250%, due 12/01/11	75,000,000	74,984,375

		3,517,013,900

Asset backed-securities—2.97%

Argento Variable Funding Co. LLC
0.250%, due 11/10/11	45,000,000	44,997,188

0.270%, due 11/18/11	50,000,000	49,993,625

0.270%, due 11/29/11	170,000,000	169,964,300

Grampian Funding LLC
0.270%, due 11/08/11	112,000,000	111,994,120

0.270%, due 11/17/11	130,000,000	129,984,400

		506,933,633

Banking-non-US—3.04%

Commonwealth Bank of Australia
0.318%, due 11/21/11[1,3]	270,000,000	270,000,000

Credit Suisse
0.320%, due 12/01/11	250,000,000	249,933,333

		519,933,333

Banking-US—8.94%

ABN Amro Funding USA LLC
0.300%, due 11/18/11	250,000,000	249,964,583

4

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Commercial paper[2]—(concluded)

Banking-US—(concluded)

Deutsche Bank Financial LLC
0.160%, due 11/01/11	$451,000,000	$451,000,000

ING (US) Funding LLC
0.110%, due 11/10/11	150,000,000	149,995,875

0.200%, due 11/16/11	334,000,000	333,972,167

Societe Generale N.A., Inc.
0.400%, due 11/04/11	344,750,000	344,738,508

		1,529,671,133

Finance-noncaptive diversified—1.02%

General Electric Capital Corp.
0.220%, due 01/23/12	175,000,000	174,911,236

Insurance-life—1.64%

Axa Financial, Inc.
0.180%, due 11/03/11	100,000,000	99,999,000

0.210%, due 11/17/11	87,000,000	86,991,880

MetLife Short Term Funding LLC
0.180%, due 11/04/11	93,000,000	92,998,605

		279,989,485

Total commercial paper (cost—$6,978,395,776)		6,978,395,776

Short-term corporate obligations—3.03%

Banking-non-US—2.01%

Svenska Handelsbanken
0.376%, due 12/08/11[1,3]	203,000,000	203,000,000

Westpac Securities NZ Ltd.
0.409%, due 11/04/11[1,3]	140,000,000	140,000,000

		343,000,000

Banking-US—0.73%

JPMorgan Chase Bank N.A.
0.367%, due 12/09/11[1]	125,000,000	125,000,000

Supranational—0.29%

European Investment Bank
2.625%, due 11/15/11	50,000,000	50,043,335

Total short-term corporate obligations (cost—$518,043,335)		518,043,335

		5

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—8.63%

Repurchase agreement dated 10/28/11 with Barclays Capital, Inc., 0.070% due 11/04/11, collateralized by $68,549,000 Federal Farm Credit Bank obligations, 1.375% to 5.300% due 10/17/12 to 12/23/24, $291,735,000 Federal Home Loan Bank obligations, 0.160% to 5.750% due 11/18/11 to 03/14/36, $117,981,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 8.250% due 11/04/11 to 06/01/16 and $101,964,000 Federal National Mortgage Association obligations, zero coupon to 5.380% due 04/18/12 to 11/13/28; (value—$612,000,185); proceeds: $600,008,167	$600,000,000	$600,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.090% due 11/01/11, collateralized by $88,524,000 Federal National Mortgage Association obligations, 0.600% to 6.250% due 09/27/13 to 05/15/29; (value—$102,000,968); proceeds: $100,000,250	100,000,000	100,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.280% due 11/01/11, collateralized by 2,968,924 shares of Banco Santander SA ADRs; (value—$26,750,005); proceeds: $25,000,194	25,000,000	25,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.330% due 11/01/11, collateralized by $53,238,316 various corporate notes, common stocks, preferred stocks and warrants, 5.000% to 11.000% due 08/01/13 to 04/15/18; (value—$352,195,507); proceeds: $325,002,979	325,000,000	325,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.380% due 11/01/11, collateralized by $49,487,775 various corporate bonds, notes, common stocks, preferred stocks and warrants, 2.500% to 5.000% due 12/15/11 to 02/15/24; (value—$468,905,135); proceeds: $425,004,486	425,000,000	425,000,000

6

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $710,000 US Treasury Bonds, 4.625% due 12/15/40; (value—$902,580); proceeds: $883,000	$883,000	$883,000

Total repurchase agreements (cost—$1,475,883,000)		1,475,883,000

Total investments (cost—$17,145,007,351 which approximates cost for federal income tax purposes)—100.23%		17,145,007,351

Liabilities in excess of other assets—(0.23)%		(40,032,689)

Net assets—100.00%		$17,104,974,662

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the US Treasury guaranteed the debt issued by those organizations.
[1]	Variable or floating rate security. The interest rate shown is the current rate as of October 31, 2011 and changes periodically. The maturity date reflects earlier of reset date or stated maturity date.
[2]	Rates shown are the discount rates at date of purchase.
[3]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 3.58% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The table below details the Fund’s transaction activity in an affiliated issuer during the six months ended October 31, 2011. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Net Income
earned from
		Purchases	Sales		affiliate
		during the	during the		for the
		six months	six months		six months
Security	Value at	ended	ended	Value at	ended
description	04/30/11	10/31/11	10/31/11	10/31/11	10/31/11

UBS Private Money Market Fund LLC	$—	$9,393,750	$9,393,750	$—	$11

7

Prime Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government and agency obligations	$—	$4,185,185,240	$—	$4,185,185,240

Bank note	—	350,000,000	—	350,000,000

Time deposits	—	844,000,000	—	844,000,000

Certificates of deposit	—	2,793,500,000	—	2,793,500,000

Commercial paper	—	6,978,395,776	—	6,978,395,776

Short-term corporate obligations	—	518,043,335	—	518,043,335

Repurchase agreements	—	1,475,883,000	—	1,475,883,000

Total	$—	$17,145,007,351	$—	$17,145,007,351

Issuer breakdown by country or territory of origin

Percentage of
total investments

United States	72.0%

Cayman Islands	4.9

Australia	4.2

Japan	4.1

Switzerland	4.1

Sweden	3.2

United Kingdom	3.1

France	1.5

Finland	1.5

Canada	1.1

Luxembourg	0.3

Total	100.0%

Weighted average maturity—43 days

8	See accompanying notes to financial statements

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

US government obligations—48.32%

US Treasury Bills
0.000%, due 11/17/11[1]	$50,000,000	$50,000,000

0.006%, due 11/17/11[1]	400,000,000	399,998,933

0.000%, due 11/25/11[1]	60,000,000	60,000,000

0.000%, due 12/15/11[1]	200,000,000	200,000,000

0.010%, due 12/29/11[1]	250,000,000	249,995,972

US Treasury Notes
1.750%, due 11/15/11	360,000,000	360,218,592

0.750%, due 11/30/11	447,000,000	447,217,085

1.000%, due 12/31/11	75,000,000	75,094,423

1.125%, due 01/15/12	558,000,000	559,219,448

0.875%, due 01/31/12	750,000,000	751,568,542

1.375%, due 02/15/12	575,000,000	577,108,693

4.875%, due 02/15/12	155,000,000	157,162,365

0.875%, due 02/29/12	622,500,000	624,196,541

4.625%, due 02/29/12	400,000,000	406,057,423

1.000%, due 03/31/12	325,000,000	326,101,891

4.500%, due 03/31/12	550,000,000	560,026,657

1.000%, due 04/30/12	50,000,000	50,155,305

1.750%, due 08/15/12	150,000,000	151,928,571

1.375%, due 11/15/12	100,000,000	101,245,610

Total US government obligations (cost—$6,107,296,051)		6,107,296,051

Repurchase agreements—53.52%

Repurchase agreement dated 10/26/11 with Barclays Capital, Inc., 0.050% due 11/02/11, collateralized by $110,089,800 US Treasury Bonds, 4.500% to 5.000% due 02/15/36 to 05/15/37 and $527,883,200 US Treasury Notes, 1.500% to 3.625% due 12/31/13 to 02/15/21; (value—$714,000,011); proceeds: $700,006,806	700,000,000	700,000,000

Repurchase agreement dated 10/27/11 with Barclays Capital, Inc., 0.060% due 11/03/11, collateralized by $406,697,500 US Treasury Notes, 0.250% to 1.000% due 07/15/13 to 09/15/14; (value—$408,000,070); proceeds: $400,004,667	400,000,000	400,000,000

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(continued)

Repurchase agreement dated 10/27/11 with Deutsche Bank Securities, Inc., 0.060% due 11/03/11, collateralized by $27,857,200 US Treasury Bills, zero coupon due 01/05/12, $39,667,500 US Treasury Bonds, 5.250% to 8.875% due 02/15/19 to 02/15/31, $150,622,800 US Treasury Bonds Coupon Strips, zero coupon due 05/15/27 to 08/15/38 and $328,354,400 US Treasury Notes, 0.250% to 3.875% due 07/15/12 to 02/15/21; (value—$510,000,004); proceeds: $500,005,833	$500,000,000	$500,000,000

Repurchase agreement dated 10/28/11 with Goldman Sachs & Co., 0.020% due 11/04/11, collateralized by $506,716,100 US Treasury Inflation Index Notes, 1.875% to 2.375% due 07/15/13 to 01/15/17; (value—$663,000,019); proceeds: $650,002,528	650,000,000	650,000,000

Repurchase agreement dated 10/31/11 with Bank of America Securities, 0.070% due 11/01/11, collateralized by $1,365,258,808 US Treasury Bonds Coupon Strips, zero coupon due 11/15/11 to 08/15/41, $546,771,100 US Treasury Bond Principal Strips, zero coupon due 02/15/15 to 08/15/41, $183,732,100 US Treasury Inflation Index Bonds, 1.750% to 3.875% due 01/15/27 to 02/15/41, $749,899,200 US Treasury Inflation Index Notes, 0.125% to 3.000% due 07/15/12 to 07/15/21, $6,255,900 US Treasury Note Coupon Strips, zero coupon due 11/30/11 to 02/28/15 and $40,913,400 US Treasury Note Principal Strips, zero coupon due 11/15/11 to 11/15/20; (value—$2,397,000,222); proceeds: $2,350,004,549

	2,350,000,000	2,350,000,000

Repurchase agreement dated 10/31/11 with Barclays Capital, Inc., 0.090% due 11/01/11, collateralized by $180,272,000 US Treasury Notes, 3.500% due 05/15/20; (value—$204,000,008); proceeds: $200,000,500	200,000,000	200,000,000

Treasury Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Repurchase agreements—(concluded)

Repurchase agreement dated 10/31/11 with Deutsche Bank Securities, Inc., 0.080% due 11/01/11, collateralized by $398,068,900 US Treasury Bonds, 4.250% due 05/15/39; (value—$473,076,093); proceeds: $463,801,031	$463,800,000	$463,800,000

Repurchase agreement dated 10/31/11 with Goldman Sachs & Co., 0.050% due 11/01/11, collateralized by $1,274,553,500 US Treasury Inflation Index Notes, 0.125% to 3.000% due 04/15/12 to 07/15/18; (value—$1,530,000,037); proceeds: $1,500,002,083	1,500,000,000	1,500,000,000

Repurchase agreement dated 10/31/11 with State Street Bank & Trust Co., 0.010% due 11/01/11, collateralized by $10,000 US Treasury Notes, 1.375% due 05/15/13; (value—$10,238); proceeds: $6,000	6,000	6,000

Total repurchase agreements (cost—$6,763,806,000)		6,763,806,000

Total investments (cost—$12,871,102,051 which approximates
cost for federal income tax purposes)—101.84%		12,871,102,051

Liabilities in excess of other assets—(1.84)%		(232,459,541)

Net assets—100.00%		$12,638,642,510

[1]	Rates shown are the discount rates at date of purchase.

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

US government obligations	$—	$6,107,296,051	$—	$6,107,296,051

Repurchase agreements	—	6,763,806,000	—	6,763,806,000

Total	$—	$12,871,102,051	$—	$12,871,102,051

Weighted average maturity—47 days

See accompanying notes to financial statements	11

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—86.89%

Alabama—0.84%

Birmingham Special Care Facilities Financing Authority
Revenues Refunding (Methodist Home Aging),
0.150%, VRD	$5,450,000	$5,450,000

Infirmary Health System Special Care Facilities Financing
Authority of Mobile Revenue
(Infirmary Health System, Inc.),
Series B,
0.110%, VRD	1,100,000	1,100,000

Mobile County Industrial Development Authority Pollution
Control Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,525,000	4,525,000

		11,075,000

Alaska—1.24%

Anchorage Tax Anticipation Notes,
1.500%, due 12/29/11	10,000,000	10,018,992

Valdez Marine Terminal Revenue Refunding
(Exxon Pipeline Co. Project),
0.080%, VRD	1,400,000	1,400,000

Series A,
0.080%, VRD	4,185,000	4,185,000

Series B,
0.080%, VRD	900,000	900,000

		16,503,992

Arizona—2.66%

AK-Chin Indian Community Revenue,
0.180%, VRD	7,250,000	7,250,000

Apache County Industrial Development Authority
Industrial Development Revenue
(Tucson Electric Power Co.),
Series 83C,
0.130%, VRD	4,200,000	4,200,000

Arizona Board of Regents University Systems
Revenue Refunding,
Series A,
0.080%, VRD	3,845,000	3,845,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Arizona—(concluded)

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.),
0.130%, VRD	$8,950,000	$8,950,000

Pima County Industrial Development Authority Industrial
Revenue (Tucson Electric Power Co.-Irvington Project),
0.150%, VRD	300,000	300,000

Salt River Project Agricultural Improvement & Power
District Electric Systems Revenue (Barclays Capital
Municipal Trust Receipts, Series 9W),
0.150%, VRD[1,2]	3,750,000	3,750,000

Yavapai County Industrial Development Authority
Revenue (Skanon Investments-Drake Project),
Series A,
0.220%, VRD	7,000,000	7,000,000

		35,295,000

California—6.29%

California Educational Facilities Authority Refunding
(Stanford University),
Series L-6,
0.080%, VRD	1,715,000	1,715,000

California Health Facilities Financing Authority Revenue
(St. Joseph Health System),
Series B,
0.100%, VRD	13,300,000	13,300,000

California Infrastructure & Economic Development Bank
Revenue (Jewish Community Center),
Series A,
0.210%, VRD	4,100,000	4,100,000

California Municipal Finance Authority Revenue
(Chevron USA - Recovery Zone Bonds),
Series A,
0.090%, VRD	3,600,000	3,600,000

Series B,
0.080%, VRD	3,100,000	3,100,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

California—(concluded)

California School Cash Reserve Program Authority,
Series R,
2.500%, due 12/30/11	$3,200,000	$3,210,130

California State Economic Recovery,
Series C-5,
0.110%, VRD	1,000,000	1,000,000

California State,
Series A-1,
0.100%, VRD	4,400,000	4,400,000

California Statewide Communities Development
Authority Revenue (John Muir Health)
Series C,
0.100%, VRD	8,600,000	8,600,000

East Bay Municipal Utility District Water Systems
Revenue Refunding, Subseries A-2
(Mandatory Put 03/01/12 @ 100),
0.170%, VRD	4,920,000	4,920,000

Los Angeles County Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 02/29/12	10,000,000	10,071,012

San Diego County & School District Note Participations
Tax & Revenue Anticipation Notes,
Series A,
2.000%, due 06/29/12	3,000,000	3,034,263

San Diego County Certificates of Participation
(San Diego Foundation),
0.100%, VRD	2,000,000	2,000,000

Ventura County Tax & Revenue Anticipation Notes,
2.250%, due 06/29/12	20,000,000	20,259,274

		83,309,679

Colorado—3.09%

Aurora Water Improvement Revenue (JP Morgan PUTTERs,
Series 2010) (AMBAC Insured),
0.160%, VRD[1,2]	12,015,000	12,015,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Colorado—(concluded)

Colorado Educational & Cultural Facilities Authority
Revenue (National Jewish Federation Board Program),
Series A-9,
0.180%, VRD	$1,575,000	$1,575,000

Series C-6,
0.150%, VRD	3,380,000	3,380,000

Colorado Health Facilities Authority Revenue
(Adventist Health - Sunbelt),
Series B,
0.100%, VRD	5,000,000	5,000,000

Denver City & County Certificates of Participation Refunding,
Series A1,
0.150%, VRD	12,245,000	12,245,000

Series A2,
0.150%, VRD	6,790,000	6,790,000

		41,005,000

Connecticut—1.24%

Connecticut Health & Educational Facilities Authority
Revenue (Yale University),
Series U,
0.050%, VRD	500,000	500,000

Series Y-2,
0.100%, VRD	3,200,000	3,200,000

Series Y-3,
0.080%, VRD	2,000,000	2,000,000

Connecticut State (JP Morgan PUTTERs, Series 1170)
(FGIC Insured),
0.160%, VRD[1,2]	10,765,000	10,765,000

		16,465,000

District of Columbia—0.70%

District of Columbia Revenue (German Marshall Fund of
the United States),
0.140%, VRD	4,000,000	4,000,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

District of Columbia—(concluded)

District of Columbia University Revenue Refunding
(Georgetown University),
Series C,
0.060%, VRD	$5,250,000	$5,250,000

		9,250,000

Florida—1.80%

Gainesville Utilities System Revenue,
Series A,
0.110%, VRD	2,485,000	2,485,000

Hillsborough County School Board Certificates
of Participation (Master Lease Program),
Series C (NATL-RE Insured),
0.140%, VRD	20,000	20,000

Jacksonville Health Facilities Authority Hospital Revenue
Refunding (Baptist),
Series D,
0.140%, VRD	2,925,000	2,925,000

Orlando Utilities Commission Utility System Revenue,
Series 2,
0.100%, VRD	5,000,000	5,000,000

Pinellas County Health Facilities Authority Revenue
(Health System Baycare Health),
Series A1,
0.120%, VRD	13,400,000	13,400,000

		23,830,000

Georgia—2.43%

Cobb County Tax Anticipation Notes,
1.250%, due 12/30/11	6,000,000	6,009,180

Forsyth County Water & Sewer Authority Revenue
(JP Morgan PUTTERs, Series 2253) (AGM Insured),
0.140%, VRD[1,2]	4,750,000	4,750,000

Macon-Bibb County Hospital Authority Revenue
Anticipation Certificates (Medical Center Control),
0.140%, VRD	4,000,000	4,000,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Georgia—(concluded)

Metropolitan Atlanta Rapid Transit Authority
Sales Tax Revenue,
Series B,
0.130%, VRD	$2,400,000	$2,400,000

Private Colleges & Universities Authority Revenue
(Emory University),
Series B-2,
0.080%, VRD	3,000,000	3,000,000

Private Colleges & Universities Authority Revenue
Refunding (Mercer University),
Series C,
0.160%, VRD	8,415,000	8,415,000

Thomasville Hospital Authority Revenue Anticipation
Certificates (John Archbold),
Series B,
0.150%, VRD	3,615,000	3,615,000

		32,189,180

Idaho—0.38%

Idaho Tax Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,057,105

Illinois—5.38%

Chicago Board of Education Refunding (Dedicated Revenues),
Series A-2,
0.110%, VRD	5,900,000	5,900,000

Chicago Board of Education Refunding,
Series B,
0.150%, VRD	3,200,000	3,200,000

Chicago (Neighborhoods Alive 21),
Series B,
0.120%, VRD	10,900,000	10,900,000

Chicago Wastewater Transmission Revenue Refunding,
Subseries C-2,
0.180%, VRD	5,250,000	5,250,000

Subseries C-3,
0.140%, VRD	700,000	700,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Illinois—(concluded)

Chicago Water Revenue (Second Lien),
Subseries 2000-2,
0.130%, VRD	$14,000,000	$14,000,000

Illinois Development Finance Authority Revenue
(Chicago Symphony Orchestra),
0.130%, VRD	2,200,000	2,200,000

Illinois Educational Facilities Authority
(University of Chicago),
Series B,
0.090%, VRD	4,686,000	4,686,000

Illinois Finance Authority Revenue
(Methodist Medical Center),
Series B,
0.130%, VRD	4,000,000	4,000,000

Illinois Finance Authority (University of Chicago),
Series B,
0.090%, VRD	9,272,000	9,272,000

McHenry County (Bank of America Austin Certificates,
Series 2008-3025X) (AGM Insured),
0.240%, VRD[1,2]	6,600,000	6,600,000

Quad Cities Regional Economic Development Authority
Revenue (Two Rivers YMCA Project),
0.120%, VRD	4,650,000	4,650,000

		71,358,000

Indiana—1.79%

Indiana Development Finance Authority Revenue
(Educational Facilities-Culver Educational),
0.160%, VRD	5,000,000	5,000,000

Indiana Municipal Power Agency Power Supply Systems
Revenue Refunding, Series A,
0.130%, VRD	4,440,000	4,440,000

Marshall County Economic Development Revenue
(Culver Educational Foundation Project),
0.160%, VRD	8,400,000	8,400,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Indiana—(concluded)

Purdue University Revenues (Student Facilities System),
Series A,
0.060%, VRD	$5,825,000	$5,825,000

		23,665,000

Iowa—0.21%

Iowa Finance Authority Private College Revenue Facilities
(Morningside College Project),
0.120%, VRD	2,790,000	2,790,000

Kansas—0.38%

Kansas Department of Transportation Highway
Revenue Refunding,
Series B-1,
0.070%, VRD	5,000,000	5,000,000

Kentucky—2.81%

Breckinridge County Lease Program Revenue
(Kentucky Association Leasing Trust),
Series A,
0.140%, VRD	8,045,000	8,045,000

Christian County Association of County’s Leasing
Trust Lease Program,
Series A,
0.140%, VRD	2,045,000	2,045,000

Series B,
0.140%, VRD	570,000	570,000

Pendleton County Multi-County Lease Revenue
(Associated Counties Leasing Program),
0.250%, due 03/01/19	10,000,000	10,000,000

Shelby County Lease Revenue,
Series A,
0.140%, VRD	5,265,000	5,265,000

Trimble County Association of Counties Leasing Trust
Lease Program Revenue, Series A,
0.140%, VRD	6,925,000	6,925,000

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Kentucky—(concluded)

Williamstown League of Cities Funding Trust Lease Revenue,
Series A,
0.130%, VRD	$4,425,000	$4,425,000

		37,275,000

Louisiana—0.71%

East Baton Rouge Parish Industrial Development Board, Inc.
Revenue (ExxonMobil Project),
Series A,
0.060%, VRD	1,600,000	1,600,000

Series B (Mandatory Put 11/09/11 @ 100),
0.060%, VRD	7,750,000	7,750,000

		9,350,000

Maryland—2.90%

Maryland Economic Development Corp.
(Howard Hughes Medical Institute),
Series A,
0.080%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Anne Arundel Health System),
Series B,
0.190%, VRD	5,000,000	5,000,000

Maryland Health & Higher Educational Facilities
Authority Revenue (Johns Hopkins University),
Series A,
0.070%, VRD	4,675,000	4,675,000

Series B,
0.110%, VRD	4,620,000	4,620,000

Washington Suburban Sanitation District Bond
Anticipation Notes,
Series A,
0.200%, VRD	11,515,000	11,515,000

Series A-7,
0.200%, VRD	2,950,000	2,950,000

Series A-9,
0.210%, VRD	4,650,000	4,650,000

		38,410,000

20

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Massachusetts—2.26%

Massachusetts Development Finance Agency Revenue
(Boston University),
Series U-6E,
0.070%, VRD	$2,800,000	$2,800,000

Massachusetts Development Finance Agency Revenue
Refunding (Higher Education-Smith College),
0.090%, VRD	3,492,000	3,492,000

Massachusetts Health & Educational Facilities Authority
Revenue (Citigroup ROCS RR-II-R-11585),
0.140%, VRD[1,2]	10,000,000	10,000,000

Massachusetts Health & Educational Facilities Authority
Revenue (Henry Heywood),
Series C,
0.120%, VRD	2,890,000	2,890,000

Massachusetts Health & Educational Facilities Authority
Revenue (Pooled Loan Program),
Series N,
0.120%, VRD	5,270,000	5,270,000

University of Massachusetts Building Authority Revenue
Refunding,
Series 1,
0.090%, VRD	5,500,000	5,500,000

		29,952,000

Michigan—3.26%

Green Lake Township Economic Development Corp.
Revenue Refunding (Interlochen Center Project),
0.140%, VRD	3,900,000	3,900,000

University of Michigan Refunding (Hospital),
Series A-2,
0.100%, VRD	9,000,000	9,000,000

University of Michigan Refunding (Medical Service Plan),
Series A-1,
0.100%, VRD	17,870,000	17,870,000

21

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Michigan—(concluded)

University of Michigan University Revenues (Hospital),
Series A,
0.100%, VRD	$12,435,000	$12,435,000

		43,205,000

Mississippi—2.40%

Mississippi Business Finance Commission Gulf Opportunity
Zone (Chevron USA, Inc. Project),
Series A,
0.090%, VRD	2,000,000	2,000,000

Series B,
0.100%, VRD	2,400,000	2,400,000

Series C,
0.080%, VRD	3,300,000	3,300,000

Series D,
0.100%, VRD	14,000,000	14,000,000

Series I,
0.100%, VRD	3,000,000	3,000,000

Series K,
0.100%, VRD	3,000,000	3,000,000

Series L,
0.100%, VRD	1,800,000	1,800,000

Mississippi Development Bank Special Obligation
(Jackson County Industrial Water System),
0.080%, VRD	2,300,000	2,300,000

		31,800,000

Missouri—4.07%

Curators of The University of Missouri Systems Facilities Revenue,
Series B,
0.100%, VRD	3,500,000	3,500,000

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue
(De Smet Jesuit High School),
0.120%, VRD	4,370,000	4,370,000

22

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Missouri—(concluded)

Missouri State Health & Educational Facilities Authority
Educational Facilities Revenue (Washington University),
Series A,
0.170%, VRD	$2,200,000	$2,200,000

Series B,
0.170%, VRD	500,000	500,000

Series C,
0.110%, VRD	19,300,000	19,300,000

Missouri State Health & Educational Facilities Authority
Health Facilities Revenue (BJC Health Systems),
Series E,
0.090%, VRD	3,500,000	3,500,000

St. Louis General Fund Revenue Tax & Revenue
Anticipation Notes,
2.000%, due 06/29/12	5,000,000	5,053,114

University of Missouri University Revenues
(Systems Facilities),
Series A,
0.120%, VRD	1,200,000	1,200,000

Series B,
0.120%, VRD	14,300,000	14,300,000

		53,923,114

Nebraska—0.72%

Lancaster County Hospital Authority No.1 Hospital
Revenue Refunding (Bryanlgh Medical Center),
Series B-1,
0.120%, VRD	9,555,000	9,555,000

New Hampshire—0.06%

New Hampshire Health & Educational Facilities Authority
Revenue (Dartmouth College),
0.100%, VRD	860,000	860,000

New Jersey—0.38%

New Jersey Health Care Facilities Financing Authority
Revenue (Princeton Healthcare),
Series B,
0.090%, VRD	5,000,000	5,000,000

23

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

New Mexico—0.60%

Bernalillo County Tax & Revenue Anticipation Notes,
1.500%, due 12/15/11	$8,000,000	$8,010,560

New York—1.67%

New York City Trust for Cultural Resources Refunding
(Lincoln Center),
Series A-1,
0.140%, VRD	3,195,000	3,195,000

New York State Housing Finance Agency Revenue
(Normandie Court I Project),
0.130%, VRD	11,100,000	11,100,000

New York, Subseries L-4,
0.080%, VRD	6,595,000	6,595,000

Syracuse Industrial Development Agency
(Syracuse University Project),
Series A-1,
0.120%, VRD	1,235,000	1,235,000

		22,125,000

North Carolina—2.95%

Guilford County,
Series B,
0.120%, VRD	1,855,000	1,855,000

Mecklenburg County,
Series B,
0.130%, VRD	1,970,000	1,970,000

New Hanover County (School),
0.130%, VRD	2,685,000	2,685,000

North Carolina Capital Facilities Finance Agency Educational
Facilities Revenue (Campbell University),
0.150%, VRD	5,645,000	5,645,000

North Carolina Educational Facilities Finance Agency
(Duke University Project),
Series A,
0.050%, VRD	4,500,000	4,500,000

24

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

North Carolina—(concluded)

North Carolina Medical Care Commission Hospital Revenue
(Duke University Hospital Project),
Series A,
0.100%, VRD	$4,800,000	$4,800,000

Wake County (Public Improvement),
Series B,
0.100%, VRD	5,900,000	5,900,000

Wake County,
Series B,
0.120%, VRD	11,700,000	11,700,000

		39,055,000

Ohio—1.32%

Columbus Sewer Revenue (JP Morgan PUTTERs,
Series 2456),
0.140%, VRD[1,2]	2,800,000	2,800,000

Cuyahoga County Housing Revenue
(Euclid Avenue Housing Corp.),
Series A,
0.110%, VRD	6,000,000	6,000,000

Ohio Higher Educational Facilities Commission Revenue
(JP Morgan PUTTERs, Series 3244Z),
0.140%, VRD[1,2]	2,845,000	2,845,000

Ohio Water Development Authority Refunding
(FirstEnergy Nuclear),
Series B,
0.140%, VRD	5,900,000	5,900,000

		17,545,000

Oregon—0.89%

Oregon Health Sciences University Revenue,
Series B-1,
0.120%, VRD	5,665,000	5,665,000

Series B-2,
0.130%, VRD	3,130,000	3,130,000

25

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Oregon—(concluded)

Salem Hospital Facility Authority Revenue
(Salem Hospital Project),
Series B,
0.100%, VRD	$3,000,000	$3,000,000

		11,795,000

Pennsylvania—4.79%

Allegheny County Higher Education Building Authority
University Revenue (Carnegie Mellon University),
0.130%, VRD	5,850,000	5,850,000

Allegheny County Higher Education Building Authority
University Revenue Refunding (Carnegie Mellon University),
0.130%, VRD	5,900,000	5,900,000

Allegheny County Hospital Development Authority
(University of Pittsburgh Medical Center),
Series B-2,
0.100%, VRD	2,100,000	2,100,000

Montgomery County,
Series A,
0.130%, VRD	1,500,000	1,500,000

Pennsylvania Higher Educational Facilities Authority
College & University Revenues (St. Joseph’s University),
Series A,
0.130%, VRD	7,000,000	7,000,000

Pennsylvania University Refunding, Series B
(Mandatory Put 06/01/12 @100),
0.300%, VRD	7,850,000	7,850,000

Philadelphia Authority for Industrial Development Lease
Revenue Refunding, Series B-3,
0.110%, VRD	5,325,000	5,325,000

Philadelphia School District Refunding,
Series C (Assured Guaranty Insured),
0.090%, VRD	3,000,000	3,000,000

Pittsburgh Water & Sewer Authority Water & Sewer
Systems Revenue (1st Lien),
Series B2,
0.110%, VRD	1,400,000	1,400,000

26

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Pennsylvania—(concluded)

University of Pittsburgh of the Commonwealth Systems
of Higher Education,
2.000%, due 06/18/12	$12,000,000	$12,126,151

Washington County Authority Refunding
(University of Pennsylvania),
0.100%, VRD	3,535,000	3,535,000

Washington County Hospital Authority Revenue
(Monongahela Valley Hospital Project)
Series A,
0.110%, VRD	2,540,000	2,540,000

Westmoreland County Industrial Development Authority
Revenue (Excela Health Project),
Series B,
0.140%, VRD	5,300,000	5,300,000

		63,426,151

Rhode Island—0.37%

Rhode Island Industrial Facilities Corp. Marine Terminal
Revenue Refunding (ExxonMobil Project),
0.080%, VRD	4,850,000	4,850,000

South Carolina—1.42%

Piedmont Municipal Power Agency Electric Revenue
Refunding,
Series C,
0.090%, VRD	10,950,000	10,950,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Anmed Health Project),
Series C,
0.130%, VRD	1,995,000	1,995,000

Series D,
0.150%, VRD	2,765,000	2,765,000

South Carolina Jobs Economic Development Authority
Hospital Revenue Refunding (Regional Medical
Center of Orangeburg),
0.130%, VRD	3,150,000	3,150,000

		18,860,000

27

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Tennessee—1.70%

Clarksville Public Building Authority Pooled Financing
Revenue (Pooled Financing), Tennessee Municipal
Bond Fund,
0.250%, VRD	$4,725,000	$4,725,000

Knox County Health Educational & Housing Facilities
Board Hospital Facilities Revenue Refunding
(Covenant Healthcare),
Series A,
0.180%, VRD	5,000,000	5,000,000

Metropolitan Government of Nashville & Davidson
County Health & Educational Facilities Board
Refunding (Vanderbilt University),
Series A,
0.050%, VRD	800,000	800,000

Montgomery County Public Building Authority Pooled
Financing Revenue (Tennessee County Loan Pool),
0.250%, VRD	7,250,000	7,250,000

Sevier County Public Building Authority (Local
Government Public Improvement),
Series B-1,
0.150%, VRD	4,735,000	4,735,000

		22,510,000

Texas—11.88%

Alamo Community College District
(Citigroup ROCS Series RR-II-R-883WF),
(FGIC Insured),
0.130%, VRD[1,2]	7,750,000	7,750,000

Harris County Cultural Educational Facilities Finance
Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.120%, VRD	8,560,000	8,560,000

Harris County Health Facilities Development Corp.
Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.120%, VRD	13,580,000	13,580,000

Series A-2,
0.120%, VRD	16,400,000	16,400,000

28

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(continued)

Houston Airport System Revenue Refunding (Sub Lien),
0.110%, VRD	$3,000,000	$3,000,000

Houston Higher Education Finance Corp. Higher
Education Revenue (Rice University Project),
Series A,
0.100%, VRD	21,075,000	21,075,000

Series B,
0.100%, VRD	9,090,000	9,090,000

Houston Utility System Revenue Refunding (First Lien),
Series B-1,
0.200%, VRD	4,000,000	4,000,000

Mesquite Independent School District (School Building),
Series A (PSF-GTD),
0.120%, VRD	17,395,000	17,395,000

North Texas Higher Education Authority Student
Loan Revenue,
Series E,
0.160%, VRD	9,200,000	9,200,000

San Antonio Electric & Gas (Systems-Junior Lien),
0.210%, VRD	4,000,000	4,000,000

San Antonio Hotel Occupancy Revenue Refunding
(Sub Lien),
0.140%, VRD	4,235,000	4,235,000

Tarrant County Cultural Education Facilities Finance Corp.
Hospital Revenue (Baylor Healthcare System Project)
Series C,
0.100%, VRD	3,500,000	3,500,000

Tarrant County Cultural Education Facilities Finance Corp.
Revenue (Texas Health Resources),
Series A,
0.130%, VRD	585,000	585,000

Series B,
0.100%, VRD	5,325,000	5,325,000

Texas (Citigroup ROCS, Series RR-II-R-11184),
0.130%, VRD[1,2]	6,200,000	6,200,000

29

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Texas—(concluded)

Texas (JP Morgan PUTTERs, Series 3238),
0.140%, VRD[1,2]	$2,165,000	$2,165,000

Texas State (Bank of America Austin Certificates,
Series 2008-1053),
0.200%, VRD[1,2]	6,670,000	6,670,000

Texas State Transportation Commission Revenue
(JP Morgan PUTTERs, Series 2563),
0.140%, VRD[1,2]	3,330,000	3,330,000

Texas Tax & Revenue Anticipation Notes,
Series A,
2.500%, due 08/30/12	10,000,000	10,185,306

University of Texas (Financing Systems),
Series B,
0.050%, VRD	1,150,000	1,150,000

		157,395,306

Vermont—0.51%

Winooski Special Obligation Refunding,
Series A,
0.110%, VRD	6,755,000	6,755,000

Virginia—4.42%

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical Institute),
Series A,
0.060%, VRD	600,000	600,000

Loudoun County Industrial Development Authority
Revenue (Howard Hughes Medical),
Series D,
0.080%, VRD	1,800,000	1,800,000

Norfolk Economic Development Authority Hospital
Facilities Revenue Refunding (Sentara Healthcare),
Series A (Mandatory Put 04/26/12 @100),
0.410%, VRD	4,690,000	4,690,000

Virginia Commonwealth University (General),
Series A (AMBAC Insured),
0.120%, VRD	13,100,000	13,100,000

30

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(continued)

Virginia—(concluded)

Virginia Public School Authority School
Educational Technical Notes,
Series XI,
1.000%, due 04/15/12	$4,000,000	$4,013,217

Virginia Small Business Financing Authority Hospital
Revenue (Carilion Clinic Obligation),
Series B,
0.130%, VRD	34,330,000	34,330,000

		58,533,217

Washington—5.41%

Central Puget Sound Regional Transportation Authority
Sales & Use Tax Revenue (JP Morgan PUTTERs,
Series 2643Z),
0.140%, VRD[1,2]	4,995,000	4,995,000

Energy Northwest Electric Revenue (JP Morgan PUTTERs,
Series 1282) (AMBAC-TCRs Insured),
0.160%, VRD[1,2]	15,460,000	15,460,000

King County (Multi Modal Ltd. Tax Sewer),
Series B,
0.090%, VRD	1,600,000	1,600,000

King County Sewer Revenue (Junior Lien),
Series A,
0.250%, VRD	10,575,000	10,575,000

Series B,
0.230%, VRD	4,400,000	4,400,000

Seattle Water System Revenue (Morgan Stanley Floater
Certificates, Series 2170) (AGM Insured),
0.130%, VRD[1,2]	5,085,000	5,085,000

Washington (JP Morgan PUTTERs, Series 2650Z)
(AGM Insured),
0.150%, VRD[1,2]	3,995,000	3,995,000

Washington Health Care Facilities Authority (Fred
Hutchinson Cancer Research Center),
Series C,
0.180%, VRD	9,040,000	9,040,000

31

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Municipal bonds and notes—(concluded)

Washington—(concluded)

Washington Health Care Facilities Authority
(Multicare Health Systems),
Series D,
0.120%, VRD	$8,900,000	$8,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (New Haven Apartments)
(FNMA Insured),
0.130%, VRD	3,900,000	3,900,000

Washington Housing Finance Commission Multifamily
Housing Revenue Refunding (Washington Terrace),
0.130%, VRD	3,750,000	3,750,000

		71,700,000

Wisconsin—0.58%

Wisconsin Health & Educational Facilities Authority
Revenue (Meriter Hospital, Inc.),
Series A,
0.120%, VRD	3,625,000	3,625,000

Wisconsin Health & Educational Facilities Authority
Revenue (Wheaton Franciscan Services),
Series B,
0.110%, VRD	4,100,000	4,100,000

		7,725,000

Wyoming—0.38%

Sweetwater County Pollution Control Revenue Refunding
(PacifiCorp Project),
Series B,
0.120%, VRD	1,800,000	1,800,000

Uinta County Pollution Control Revenue Refunding
(Chevron USA, Inc. Project),
0.100%, VRD	3,200,000	3,200,000

		5,000,000

Total municipal bonds and notes (cost—$1,151,408,304)		1,151,408,304

32

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—13.06%

California—1.09%

Los Angeles Department of Water,
0.150%, due 12/08/11	$5,000,000	$5,000,000

Riverside County Teeter Plan,
0.160%, due 02/07/12	3,000,000	3,000,000

Stanford Hospital,
0.210%, due 11/22/11	6,500,000	6,500,000

		14,500,000

Florida—0.81%

Florida Local Government,
0.200%, due 12/05/11	10,688,000	10,688,000

Georgia—0.23%

Atlanta Airport,
0.140%, due 12/06/11	3,048,000	3,048,000

Illinois—0.76%

Illinois Educational Facilities Authority Revenue,
0.180%, due 11/04/11	10,000,000	10,000,000

Maryland—3.46%

Baltimore County,
0.400%, due 11/04/11	30,400,000	30,400,000

Johns Hopkins University,
0.120%, due 12/05/11	5,000,000	5,000,000

0.120%, due 12/07/11	6,000,000	6,000,000

0.130%, due 12/20/11	4,500,000	4,500,000

		45,900,000

Massachusetts—0.75%

Harvard University,
0.120%, due 12/06/11	10,000,000	10,000,000

Minnesota—1.59%

Mayo Clinic,
0.180%, due 12/07/11	21,000,000	21,000,000

New York—0.75%

Metropolitan Transportation Authority,
0.140%, due 12/06/11	5,000,000	5,000,000

0.170%, due 12/08/11	5,000,000	5,000,000

		10,000,000

33

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

	Face
Security description	amount	Value

Tax-exempt commercial paper—(concluded)

Tennessee—0.81%

Vanderbilt University,
0.260%, due 11/08/11	$5,750,000	$5,750,000

0.150%, due 12/01/11	5,000,000	5,000,000

		10,750,000

Texas—0.68%

Methodist Hospital,
0.250%, due 12/05/11	9,000,000	9,000,000

Washington—0.68%

University of Washington,
0.200%, due 12/05/11	4,000,000	4,000,000

0.120%, due 12/06/11	5,000,000	5,000,000

		9,000,000

Wisconsin—0.38%

City of Milwaukee,
0.170%, due 01/10/12	5,000,000	5,000,000

Wyoming—1.07%

PacifiCorp,
0.160%, due 11/03/11	14,225,000	14,225,000

Total tax-exempt commercial paper (cost—$173,111,000)		173,111,000

Total investments (cost—$1,324,519,304 which approximates
cost for federal income tax purposes)—99.95%		1,324,519,304

Other assets in excess of liabilities—0.05%		601,737

Net assets—100.00%		$1,325,121,041

[1]	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 8.24% of net assets as of October 31, 2011, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[2]	The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

34

Tax-Free Master Fund
Statement of net assets—October 31, 2011 (unaudited)

The following is a summary of the fair valuations according to the inputs used as of October 31, 2011 in valuing the Fund’s investments:

	Unadjusted
	quoted prices in	Other
	active markets	significant
	for identical	observable	Unobservable
	investments	inputs	inputs
	(Level 1)	(Level 2)	(Level 3)	Total

Municipal bonds and notes	$—	$1,151,408,304	$—	$1,151,408,304

Tax-exempt commercial paper	—	173,111,000	—	173,111,000

Total	$—	$1,324,519,304	$—	$1,324,519,304

Weighted average maturity—20 days

Funds acronyms
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association
GTD	Guaranteed
NATL-RE	National Reinsurance
PSF	Permanent School Fund
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
TCRs	Transferable Custodial Receipts
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of October 31, 2011 and reset periodically.

See accompanying notes to financial statements	35

Master Trust

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

Understanding a Master Fund’s expenses (unaudited)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2011 to October 31, 2011.

Actual expenses
The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (continued)

Hypothetical example for comparison purposes
The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Prime Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.80	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

Treasury Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.10	$0.30	0.06%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.83	0.31	0.06

Tax-Free Master Fund
			Expenses paid
	Beginning	Ending	during period[1]	Expense ratio
	account value	account value	05/01/11 to	during the
	May 1, 2011	October 31, 2011	10/31/11	period

Actual	$1,000.00	$1,000.40	$0.50	0.10%

Hypothetical (5% annual return before expenses)	1,000.00	1,024.63	0.51	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 184 divided by 366 (to reflect the one-half year period).

Prime Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	43 days	51 days	47 days

Net assets (bln)	$17.1	$29.6	$21.5

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Commercial paper	40.8%	50.3%	47.8%

US government and agency obligations	24.5	13.5	17.5

Certificates of deposit	16.3	14.6	17.4

Repurchase agreements	8.6	16.4	10.0

Time deposits	4.9	0.6	—

Short-term corporate obligations	3.0	0.8	1.6

Bank note	2.1	—	—

US master note	—	3.2	3.8

Other assets less liabilities	(0.2)	0.6	1.9

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Prime Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Treasury Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	47 days	48 days	38 days

Net assets (bln)	$12.6	$7.2	$8.0

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Repurchase agreements	53.5%	58.0%	71.0%

US government obligations	48.3	34.6	26.0

Other assets less liabilities	(1.8)	7.4	3.0

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the dates indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Treasury Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Tax-Free Master Fund

Portfolio characteristics at a glance (unaudited)

Characteristics	10/31/11	04/30/11	10/31/10

Weighted average maturity[1]	20 days	21 days	23 days

Net assets (bln)	$1.3	$1.5	$1.6

Portfolio composition[2]	10/31/11	04/30/11	10/31/10

Municipal bonds and notes	86.9%	82.2%	85.7%

Tax-exempt commercial paper	13.0	17.0	13.9

Other assets less liabilities	0.1	0.8	0.4

Total	100.0%	100.0%	100.0%

[1]	The Master Fund is actively managed, and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed, and its composition will vary over time.

An investment in Tax-Free Master Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, it is possible to lose money by investing in the Fund.

Master Trust
Statement of operations

For the six
months ended
October 31, 2011
(unaudited)

Prime Master Fund
Investment income:
Interest	$28,968,053

Securities lending income (includes $11 earned from an affiliated entity)	14

28,968,067

Expenses:
Investment advisory and administration fees	10,937,847

Trustees’ fees	51,881

Net expenses	10,989,728

Net investment income	17,978,339

Net realized gain	269,021

Net increase in net assets resulting from operations	$18,247,360

Treasury Master Fund
Investment income:
Interest	$3,555,098

Expenses:
Investment advisory and administration fees	4,959,023

Trustees’ fees	27,649

4,986,672

Fee waiver by advisor	(1,948,726)

Net expenses	3,037,946

Net investment income	517,152

Net realized gain	3,333

Net increase in net assets resulting from operations	$520,485

Tax-Free Master Fund
Investment income:
Interest	$1,264,955

Expenses:
Investment advisory and administration fees	719,511

Trustees’ fees	11,140

Interest expense	1,925

732,576

Fee waiver by advisor	(518)

Net expenses	732,058

Net investment income	532,897

Net realized gain	10,882

Net increase in net assets resulting from operations	$543,779

42	See accompanying notes to financial statements

Master Trust
Statement of changes in net assets

	For the six
	months ended	For the
	October 31, 2011	year ended
	(unaudited)	April 30, 2011

Prime Master Fund
From operations:
Net investment income	$17,978,339	$48,397,996

Net realized gain	269,021	97,704

Net increase in net assets resulting from operations	18,247,360	48,495,700

Net increase (decrease) in net assets from beneficial interest transactions	(12,482,726,436)	6,929,088,964

Net increase (decrease) in net assets	(12,464,479,076)	6,977,584,664

Net assets:
Beginning of period	29,569,453,738	22,591,869,074

End of period	$17,104,974,662	$29,569,453,738

Treasury Master Fund
From operations:
Net investment income	$517,152	$7,040,471

Net realized gain	3,333	19,906

Net increase in net assets resulting from operations	520,485	7,060,377

Net increase (decrease) in net assets from beneficial interest transactions	5,418,415,844	(122,879,014)

Net increase (decrease) in net assets	5,418,936,329	(115,818,637)

Net assets:
Beginning of period	7,219,706,181	7,335,524,818

End of period	$12,638,642,510	$7,219,706,181

Tax-Free Master Fund
From operations:
Net investment income	$532,897	$2,916,015

Net realized gain	10,882	6,398

Net increase in net assets resulting from operations	543,779	2,922,413

Net decrease in net assets from beneficial interest transactions	(161,206,990)	(450,269,676)

Net decrease in net assets	(160,663,211)	(447,347,263)

Net assets:
Beginning of period	1,485,784,252	1,933,131,515

End of period	$1,325,121,041	$1,485,784,252

See accompanying notes to financial statements	43

Master Trust
Financial highlights

Selected data for a share of common stock outstanding throughout each period is presented below:

Six months ended
October 31, 2011
(unaudited)

Prime Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2]

Net investment income	0.16%[2]

Supplemental data:
Net assets, end of period (000’s)	$17,104,975

Treasury Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.06%[2]

Net investment income	0.01%[2]

Supplemental data:
Net assets, end of period (000’s)	$12,638,643

Tax-Free Master Fund
Ratios to average net assets:
Expenses before fee waivers by advisor	0.10%[2]

Expenses after fee waivers by advisor	0.10%[2,3]

Net investment income	0.07%[2]

Supplemental data:
Net assets, end of period (000’s)	$1,325,121

[1]	Commencement of operations.
[2]	Annualized.
[3]	Waiver by advisor represents less than 0.005%.
[4]	Amount represents less than 0.005%.

44	See accompanying notes to financial statements

Years ended April 30,			For the period
			August 28, 2007[1]
2011	2010	2009	to April 30, 2008

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.10%	0.10%[2]

0.21%	0.25%	1.90%	4.28%[2]

$29,569,454	$22,591,869	$19,607,887	$13,948,101

0.10%	0.10%	0.10%	0.10%[2]

0.10%[3]	0.10%	0.10%[3]	0.10%[2]

0.09%	0.12%	0.77%	2.96%[2]

$7,219,706	$7,335,525	$10,699,897	$6,711,384

0.10%	0.10%	0.10%	0.10%[2]

0.10%	0.10%[3]	0.04%	0.00%[2,4]

0.18%	0.20%	1.42%	2.73%[2]

$1,485,784	$1,933,132	$2,770,040	$2,642,116

See accompanying notes to financial statements	45

Master Trust
Notes to financial statements (unaudited)

Organization and significant accounting policies
Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended, as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007.

Each Master Fund commenced operations on August 28, 2007. On August 28, 2007, the Prime Master Fund and Treasury Master Fund received substantially all of the net assets of UBS Select Prime Institutional Fund (then known as UBS Select Money Market Fund) and UBS Select Treasury Institutional Fund (then known as UBS Select Treasury Fund) (open-end registered investment companies affiliated with the Master Funds) in exchange for ownership interests in the respective Master Funds.

In the normal course of business the Master Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The Master Funds’ financial

Master Trust
Notes to financial statements (unaudited)

statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

Valuation of investments
Investments are valued at amortized cost unless Master Trust’s Board of Trustees (the “Master Board”) determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Master Funds is performed in an effort to ensure that amortized cost approximates market value.

GAAP requires disclosure surrounding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.
Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.
Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

In accordance with the requirements of GAAP, a fair value hierarchy has been included near the end of each Master Fund’s Statement of net assets.

In January 2010, FASB issued Accounting Standards Update No. 2010-06 “Improving Disclosures about Fair Value Measurements” (“ASU 2010-06”). ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements as well as inputs and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances and settlements on a gross

Master Trust
Notes to financial statements (unaudited)

basis in the reconciliation of activity in Level 3 fair value measurements. The new and revised disclosures have been implemented for annual and interim periods beginning after December 15, 2009 except for the disclosures surrounding purchases, sales, issuances and settlements on a gross basis in the reconciliation of Level 3 fair value measurements, which have been implemented for annual and interim periods beginning after December 15, 2010.

In May 2011, FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in US GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between US GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosure about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

Repurchase agreements
The Master Funds may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. The Master Funds maintain custody of the underlying obligations prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty. The underlying collateral is valued daily to ensure that the value, including accrued

Master Trust
Notes to financial statements (unaudited)

interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Master Funds may participate in joint repurchase agreement transactions with other funds managed, advised or sub-advised by UBS Global Asset Management (Americas) Inc. (“UBS Global AM”).

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund assessed a fee for uninvested cash held in a business account at a bank.

Investment transactions, investment income and expenses
Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk
The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic and political developments, including those particular to a specific industry, country, state or region.

Master Trust
Notes to financial statements (unaudited)

Investment advisor and administrator
The Master Board has approved an investment advisory and administration contract (“Management Contract”) with respect to each Master Fund under which UBS Global AM serves as investment advisor and administrator. In accordance with the Management Contract, each Master Fund pays UBS Global AM an investment advisory and administration fee, which is accrued daily and paid monthly, in accordance with the following schedule:

Average daily net assets	Annual rate

Up to $30 billion	0.1000%

In excess of $30 billion up to $40 billion	0.0975

In excess of $40 billion up to $50 billion	0.0950

In excess of $50 billion up to $60 billion	0.0925

Over $60 billion	0.0900

At October 31, 2011, Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund owed UBS Global AM $1,432,635, $523,143 and $118,058, respectively, for investment advisory and administration fees. In exchange for these fees, UBS Global AM has agreed to bear all of the Master Funds’ expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS Global AM is not obligated to pay the fees and expenses of the Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS Global AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets. At October 31, 2011, UBS Global AM owed $25,828, $17,475 and $6,324 for the independent trustee fees to Prime Master Fund, Treasury Master Fund and Tax-Free Master Fund, respectively. In addition, UBS Global AM has undertaken to waive fees in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the six months ended October 31, 2011, UBS Global AM voluntarily waived $1,948,726 and $518 for Treasury Master Fund and Tax-Free Master Fund, respectively.

Master Trust
Notes to financial statements (unaudited)

Additional information regarding compensation to affiliate of a board member
Professor Meyer Feldberg serves as a senior advisor to Morgan Stanley, a financial services firm with which the Master Funds may conduct transactions, resulting in him being an interested trustee of the Master Funds. The Master Funds have been informed that Professor Feldberg’s role at Morgan Stanley does not involve matters directly affecting any UBS funds. Portfolio transactions are executed through Morgan Stanley based on that firm’s ability to provide best execution of the transactions. During the six months ended October 31, 2011, the Master Funds purchased and sold certain securities (e.g., fixed income securities) in principal trades with Morgan Stanley, having aggregate values as follows:

Prime Master Fund	$25,823,224,131

Treasury Master Fund	24,980,000,000

Tax-Free Master Fund	286,322,000

Morgan Stanley received compensation in connection with these trades, which may have been in the form of a “mark-up” or “mark-down” of the price of the securities, a fee from the issuer for maintaining a commercial paper program, or some other form of compensation. Although the precise amount of this compensation is not generally known by the Master Fund’s investment manager, it is believed that under normal circumstances it represents a small portion of the total value of the transactions.

Securities lending
Each Master Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, US government securities or irrevocable letters of credit in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. A Master Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, a Master Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. A Master Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government securities or irrevocable letters of

Master Trust
Notes to financial statements (unaudited)

credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. State Street Bank and Trust Company serves as the Master Funds’ lending agent. At October 31, 2011 the Master Funds did not have any securities on loan.

Bank line of credit
Tax-Free Master Fund participates with other funds managed or advised by UBS Global AM in a $100 million credit facility with State Street Bank and Trust Company (“Committed Credit Facility”), to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of interests of Tax-Free Master Fund at the request of the interest holders and other temporary or emergency purposes. Under the Committed Credit Facility arrangement, Tax-Free Master Fund has agreed to pay commitment fees, pro rata, based on the relative asset size of the funds in the Committed Credit Facility, which fees are paid by UBS Global AM, not Tax-Free Master Fund, pursuant to the Management Contract. Tax-Free Master Fund borrows based upon prevailing rates in effect at the time of borrowing. For the six months ended October 31, 2011, Tax-Free Master Fund had an average daily amount of outstanding borrowing of $15,393,042 for 4 days with a related weighted average annualized interest rate of 1.126%, which resulted in $1,925 of interest expense payable by UBS Global AM.

Other liabilities
At October 31, 2011, the Master Funds had the following liabilities outstanding*:

Payable for
investments
purchased

Prime Master Fund	$50,000,000

Treasury Master Fund	251,065,956

*	Excludes investment advisory and administration fees.

Master Trust
Notes to financial statements (unaudited)

Beneficial interest transactions

	For the six	For the
	months ended	year ended
Prime Master Fund	October 31, 2011	April 30, 2011

Contributions	$25,265,458,615	$62,006,201,623

Withdrawals	(37,748,185,051)	(55,077,112,659)

Net increase (decrease) in beneficial interest	$(12,482,726,436)	$6,929,088,964

	For the six	For the
	months ended	year ended
Treasury Master Fund	October 31, 2011	April 30, 2011

Contributions	$14,848,996,844	$15,572,222,458

Withdrawals	(9,430,581,000)	(15,695,101,472)

Net increase (decrease) in beneficial interest	$5,418,415,844	$(122,879,014)

	For the six	For the
	months ended	year ended
Tax-Free Master Fund	October 31, 2011	April 30, 2011

Contributions	$564,778,726	$1,496,454,004

Withdrawals	(725,985,716)	(1,946,723,680)

Net decrease in beneficial interest	$(161,206,990)	$(450,269,676)

Federal tax status
Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS Global AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

As of and during the period ended October 31, 2011, the Master Funds did not have any liabilities for any uncertain tax positions. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During

Master Trust
Notes to financial statements (unaudited)

the six months ended October 31, 2011, the Master Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2011, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust
General information (unaudited)

Monthly and quarterly portfolio holdings disclosure
The Master Funds will file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Master Funds’ Forms N-Q are available on the SEC’s Web site at http://www.sec.gov. The Master Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the SEC’s Public Reference Room may be obtained by calling 1-800-SEC 0330. Additionally, you may obtain copies of Forms N-Q from the Master Funds upon request by calling 1-800-647 1568.

In addition, the Master Funds disclose, on a monthly basis: (a) a complete schedule of their portfolio holdings; and (b) information regarding their weighted average maturity and weighted average life on UBS’s Web site at the following internet address: www.ubs.com/usmoneymarketfundsholdings. In addition, at this location, you will find a link to more detailed Fund information appearing in filings with the SEC on Form N-MFP. A more limited portfolio holdings report for Prime Master Fund is available on a weekly basis at the Web address noted in the Fund’s offering documents.

Proxy voting policies, procedures and record
You may obtain a description of each Master Fund’s (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how a Master Fund voted any proxies related to portfolio securities during the most recent 12-month period ended June 30 for which an SEC filing has been made, without charge, upon request by contacting a Master Fund directly at 1-800-647 1568, online on UBS’s Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC’s Web site (http://www.sec.gov).

Shareholder meeting results for Master Trust—Prime Master Fund
A joint special meeting of interestholders/shareholders (“shareholders”) of Master Trust—Prime Master Fund and certain related feeder funds was held on August 16, 2011, and adjourned to August 25, 2011. The

Master Trust
General information (unaudited)

results of the votes taken with respect to Prime Master Fund are reported below. Each vote represents proportionate interests held on the record date for the meeting. Prime Master Fund is not aware of any broker non-votes. (Broker non-votes are shares held in street name for which the broker indicates that instructions have not been received from the beneficial owners or other persons entitled to vote and for which the broker does not have discretionary voting authority.) Abstentions and broker non-votes, if any, are counted as shares present for purposes of determining whether a quorum is present but are not voted for or against any adjournment or proposal. Accordingly, abstentions and broker non-votes have the effect of a negative vote on the proposal.

Proposal—To approve a change to the Fund’s concentration policies

Proportionate
Interests Voted
Proportionate	For as a % of	Proportionate	Proportionate
Interests	Total	Interests Voted	Interests Voted
Voted For	Interests Voted	Against	Abstain

15,460,467,191.754	82.608%	2,808,698,868.903	446,324,738.707

As more fully described in the related proxy statement, this involved a change to Prime Master Fund’s concentration policies to enable investment of more than 25% of assets in securities issued by companies in the financial services group of industries. As a result of the approval, under normal circumstances, this fund—and its related feeder portfolios—are required to invest more than 25% of their total assets in the financial services sector.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Background—At a meeting of the board of Master Trust (the “Trust”) on July 19-20, 2011, the members of the board, including the trustees who are not “interested persons” of the Trust (“Independent Trustees”), as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered and approved the continuance of the management contract (the “Management Contract”) between UBS Global Asset Management (Americas) Inc. (“UBS Global AM”) and the Trust, with respect to Prime Master Fund (“Prime Master”), Treasury Master Fund (“Treasury Master”) and Tax-Free Master Fund (“Tax-Free Master” and, together with Prime Master and Treasury Master, each a “Master Fund” and together the “Master Funds”). In preparing for the meeting, the board members had requested and received extensive information from UBS Global AM to assist them. The board received and considered a variety of information about UBS Global AM as well as the management arrangements for the Master Funds. The Independent Trustees initially discussed the materials provided by management prior to the scheduled board meeting. The Independent Trustees also met in executive session after management’s presentation was completed to review the disclosure that had been made to them at the meeting. At all of these sessions the Independent Trustees were joined by their independent legal counsel. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering approval of advisory and administration agreements.

In its consideration of the approval of the Management Contract, the board evaluated the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Master Funds by UBS Global AM under the Management Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution, and shareholder services performed by

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

UBS Global AM and its affiliates for the Master Funds and the corresponding SEC-registered “feeder funds” that invest in the Master Funds (the “Feeder Funds”). The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS Global AM concerning the management of each Master Fund’s and Feeder Fund’s affairs and UBS Global AM’s role in coordinating providers of other services to the Master Funds and the Feeder Funds, including custody, accounting and transfer agency services. The board’s evaluation of the services provided by UBS Global AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS Global AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS Global AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Master Funds’ and the Feeder Funds’ expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the Master Funds’ and the Feeder Funds’ senior personnel and the Master Funds’ portfolio managers primarily responsible for day-to-day portfolio management and recognized that many of these persons report to the board regularly and that at each regular meeting the board receives a detailed report on each Master Fund’s and corresponding Feeder Fund’s performance. The board also considered, based on its knowledge of UBS Global AM and its affiliates, the financial resources available to UBS Global AM and its parent organization, UBS AG. In that regard, the board received extensive financial information regarding UBS Global AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It was also noted that UBS Global AM had approximately $152 billion in assets under management as of March 31, 2011 and was part of the UBS Global Asset Management Division, which had approximately $621 billion in assets under management

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

worldwide as of March 31, 2011. The board was also cognizant of, and considered, the regulatory and litigation actions and investigations occurring in the past few years involving UBS AG, UBS Global AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) under the Management Contract.

Management fees and expense ratios—In conducting its review, the board noted that under the master-feeder structure, each Master Fund pays an investment advisory and administration fee (the “Contractual Management Fee”) to UBS Global AM, and, in turn, each Feeder Fund bears its corresponding Master Fund’s expenses in proportion to its investment in its corresponding Master Fund. Therefore, in making its determination regarding each Master Fund’s fees, the board assessed (i) each Master Fund’s Contractual Management Fee, Actual Management Fee (defined below) and overall expenses, (ii) each Feeder Fund’s portion of its Master Fund’s Contractual Management Fee and Actual Management Fee (defined below), and (iii) the Feeder Fund’s overall expenses.

In addition to reviewing each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee, the board also reviewed and considered any fee waiver and/or expense reimbursement arrangement and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”). The board noted that management proposed to extend certain contractual fee waiver and/or expense reimbursement arrangements in place for the Prime Preferred Feeder Fund, Treasury Preferred Feeder Fund, Tax-Free Preferred Feeder Fund, Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund through August 31, 2012. The board also noted that management would pass through to the benefit of the Prime Investor Feeder Fund, Treasury Investor Feeder Fund and Tax-Free Investor Feeder Fund certain waivers from financial

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

intermediaries. The board also took note of UBS Global AM’s voluntary undertaking to waive fees/reimburse expenses in the event that current Fund yields drop below a certain level. The board noted that such waiver/reimbursement arrangements are not contractually imposed and could change or terminate at any time in the future.

The board also received and considered information comparing each Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses and each Feeder Fund’s portion of its corresponding Master Fund’s Contractual Management Fee and Actual Management Fee and each Feeder Fund’s overall expenses with those of funds in a group of funds selected and provided by Lipper, Inc. (“Lipper”), an independent provider of investment company data (the “Expense Group”). The board also noted that it had received supplemental information relating to net and gross fund yields and certain expense information for UBS money market funds, including the Master Funds, as compared to peers in the respective Expense Group.

In connection with its consideration of the management fees, the board also received information from UBS Global AM with respect to fees paid by institutional or separate accounts; however, in management’s view, such fee information was not very relevant to the Master Funds because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Master Funds are subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS Global AM.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund, Prime Investor Feeder Fund and Prime Capital Feeder Fund

The comparative Lipper information showed that the Prime Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Prime Institutional Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Prime Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. (The first quintile represents that 20% of the funds in the Expense Group with the lowest fees or expenses, as applicable, and the fifth quintile represents that 20% of the funds in the Expense Group with the highest fees or expenses, as applicable.) The Prime Preferred Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the first quintile in the Prime Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Prime Investor Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile (at the Expense Group median) and total expenses were in the first quintile in the Prime Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Prime Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Prime Investor Feeder Fund.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund, Treasury Investor Feeder Fund and Treasury Capital Feeder Fund

The comparative Lipper information showed that, with the exception of Treasury Institutional Feeder Fund’s Actual Management Fee and total

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

expenses, the Treasury Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Treasury Institutional Feeder Fund’s Contractual Management Fee was in the second quintile, although its Actual Management Fee was in the fifth quintile and total expenses were in the fourth quintile in the Treasury Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Preferred Feeder Fund’s Contractual Management Fee was in the second quintile, its Actual Management Fee was in the third quintile and total expenses were in the first quintile in the Treasury Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Treasury Investor Feeder Fund’s Contractual Management Fee was in the second quintile and its Actual Management Fee and total expenses were in the third quintile in the Treasury Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Treasury Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Treasury Investor Feeder Fund.

Management noted the discrepancy between the Treasury Institutional Feeder Fund’s Contractual and Actual Management Fee rankings, explaining that due to the fund’s low “unitary” fee structure, whereby the advisor pays for all ordinary expenses, it did not have to engage in the same level of yield floor waiving as did its peers. Management noted that due to the fund’s “unitary” fee structure, comparisons would best be performed on a total expense basis; management observed further that although the Treasury Institutional Feeder Fund’s fees placed it in the fourth quintile, it was close to the Expense Group median and generally in line with its peers.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund, Tax-Free Investor Feeder Fund and Tax-Free Capital Feeder Fund

The comparative Lipper information showed that the Tax-Free Master Fund’s Contractual Management Fee, Actual Management Fee and overall expenses were all at or below its corresponding Expense Group median with the related Feeder Funds’ fees taken into account. The Tax-Free Institutional Feeder Fund’s Contractual Management Fee and total expenses were in the first quintile and its Actual Management Fee was in the third quintile in the Tax-Free Institutional Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Preferred Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the first quintile in the Tax-Free Preferred Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. The Tax-Free Investor Feeder Fund’s Contractual Management Fee, Actual Management Fee and total expenses were in the second quintile in the Tax-Free Investor Feeder Fund’s Expense Group for the comparison periods utilized in the Lipper report. It was noted that although the Tax-Free Capital Feeder Fund had not yet commenced operations, its fee structure paralleled that of the Tax-Free Investor Feeder Fund.

In light of the foregoing, the board determined that the management fees for each of Prime Master, Treasury Master and Tax-Free Master were reasonable in light of the nature, extent and quality of services provided and proposed to be provided to each Master Fund under the Management Contract.

Fund performance—In considering each Master Fund’s performance, the board received and considered (a) annualized total return information of each Feeder Fund compared to other funds (the “Performance Universe”) selected by Lipper over the one-, three-, five- and ten-year periods, as applicable to a Feeder Fund, and since inception, in each case ended April 30, 2011 and (b) annualized performance information for each year

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

in the ten-year (or shorter) period ended April 30, 2011. The board was provided with a description of the methodology Lipper used to determine the similarity of each Feeder Fund with the funds included in its Performance Universe. The board noted that each Feeder Fund’s performance is correlated with its corresponding Master Fund’s performance, with the only difference being the administrative, distribution and shareholder service fees or other expenses paid at the Feeder Fund level.

Prime Master

Prime Institutional Feeder Fund, Prime Preferred Feeder Fund and Prime Investor Feeder Fund

The comparative Lipper information showed that the Prime Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and ten-year periods and since inception and in the second quintile for the five-year period. (The first quintile represents that 20% of the funds in the Performance Universe with the best relative performance, and the fifth quintile represents that 20% of the funds in the Performance Universe with the worst relative performance.) The Prime Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year periods and since inception. The Prime Investor Feeder Fund’s performance was in the second quintile for the one-year period and since inception.

Treasury Master

Treasury Institutional Feeder Fund, Treasury Preferred Feeder Fund and Treasury Investor Feeder Fund

The comparative Lipper information showed that the Treasury Institutional Feeder Fund’s performance was in the first quintile for the one-, three- and five-year periods and since inception. The Treasury Preferred Feeder Fund’s performance was in the first quintile for the one- and three-year

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

periods and since inception. The Treasury Investor Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile since inception.

Tax-Free Master

Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund

The comparative Lipper information showed that the Tax-Free Institutional Feeder Fund’s performance was in the second quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Preferred Feeder Fund’s performance was in the first quintile for the one-year period and in the third quintile for the three-year period and since inception. The Tax-Free Investor Feeder Fund’s performance was in the second quintile for the one-year period and in the fourth quintile since inception. The board noted that in each of the periods for which Tax-Free Institutional Feeder Fund, Tax-Free Preferred Feeder Fund and Tax-Free Investor Feeder Fund posted below median returns, performance was at or close to the Performance Universe median.

Based on its review, the board concluded that each Master Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS Global AM and its affiliates in providing services to the Master Funds and the Feeder Funds. The board also received profitability information with respect to the UBS New York fund complex as a whole. UBS Global AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Master Funds and the Feeder Funds.

Prime Master Fund
Treasury Master Fund
Tax-Free Master Fund
Board approval of management contract (unaudited)

Economies of scale—The board received and considered information from management regarding whether there have been economies of scale with respect to the management of the Master Funds, whether the Master Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale. The board considered whether economies of scale in the provision of services to the Master Funds were being passed along to the Feeder Funds’ shareholders.

The board noted that although each Master Fund’s Contractual Management Fee contained breakpoints at higher asset levels, economies of scale might inure more to UBS Global AM because UBS Global AM paid most of each Master Fund’s non-management operating expenses under the “unitary” fee structure. Overall, the board considered the sharing of economies of scale with the shareholders of the Feeder Funds acceptable.

Other benefits to UBS Global AM—The board considered other benefits received by UBS Global AM and its affiliates as a result of its relationship with the Master Funds and the Feeder Funds, including the opportunity to offer additional products and services to the Feeder Funds’ shareholders and to others. In light of the costs of providing investment advisory, administrative and other services to the Master Funds, the costs of providing administrative services to the Feeder Funds and UBS Global AM’s ongoing commitment to the Master Funds and the Feeder Funds, the profits and other ancillary benefits that UBS Global AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board approved the Management Contract. In making its decision, the board identified no single factor as being determinative in approving the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS Global AM were present.

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Trustees
Richard Q. Armstrong	Meyer Feldberg
Chairman
Bernard H. Garil
Alan S. Bernikow
Heather R. Higgins
Richard R. Burt
Barry M. Mandinach

Principal Officers
Mark E. Carver	Thomas Disbrow
President	Vice President and Treasurer

Mark F. Kemper	Robert Sabatino
Vice President and Secretary	Vice President

Elbridge T. Gerry III	Ryan Nugent
Vice President	Vice President

Erin O. Houston
Vice President

Manager for the Master Funds
UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Placement Agent
UBS Global Asset Management (US) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

The financial information included herein is taken from the records of the Funds without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

©UBS 2011. All rights reserved.

UBS Global Asset Management (Americas) Inc.
1285 Avenue of the Americas
New York, New York 10019-6028

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a) Included as part of the report to shareholders filed under Item 1 of this form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Global Asset Management (Americas) Inc., One North Wacker Drive, Chicago, IL 60606, Attn: Mark Kemper, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Code of Ethics – Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)	(2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.CERT.

(a)
(3) Written solicitation to purchase securities under Rule 23c-1 under the Investment Company Act of 1940 sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons – not applicable to the registrant.

(b)	Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Master Trust

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2012

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date:	January 9, 2012